Insurance coverage (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Insurance policies	R$ 348
General Civil Liability [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	200
Civil Responsibility [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	134
Damage Protection And Cybersecurity Responsibility Cyber [Member]
IfrsStatementLineItems [Line Items]
Insurance policies	R$ 14